Other payables and accrued liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Other payables and accrued liabilities
Schedule of other payables and accrued liabilities

	As of June 30,
	2023	2024
	US$	US$

Accrued payroll	385	413
Other current liabilities	30	20
Total other payables and accrued liabilities	415	433